Quarterly Financial Data (Unaudited) (Tables) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Interest income	$ 13,668	$ 13,108	$ 13,322	$ 13,549	$ 13,847	$ 12,728	$ 13,250	$ 13,054	$ 53,647	$ 52,879	$ 40,100
Interest expense	2,768	2,853	3,074	3,252	3,213	3,334	3,368	3,382	11,947	13,297	13,668
Net interest income	10,900	10,255	10,248	10,297	10,634	9,394	9,882	9,672	41,700	39,582	26,432
Provision for loan losses	1,500	1,600	1,200	600	2,500	800	450	350	4,900	4,100	2,450
Net interest income after provision for loan losses	9,400	8,655	9,048	9,697	8,134	8,594	9,432	9,322	36,800	35,482	23,982
Non-interest income (loss)	543	(2,739)	(6,311)	1,282	1,103	303	509	533	(7,225)	2,448	14,207
Non-interest expense	8,507	9,001	7,999	8,382	8,291	6,869	6,637	6,709	33,889	28,506	22,358
Income (loss) before income tax	1,436	(3,085)	(5,262)	2,597	946	2,028	3,304	3,146	(4,314)	9,424	15,831
Income taxes (benefit)	379	(1,740)	(1,900)	1,009	(44)	840	1,352	1,225	(2,252)	3,373	1,505
Net Income (Loss)	$ 1,057	$ (1,345)	$ (3,362)	$ 1,588	$ 990	$ 1,188	$ 1,952	$ 1,921	$ (2,062)	$ 6,051	$ 14,326
Net income per common share: Basic	$ 0.12	$ (0.15)	$ (0.37)	$ 0.17	$ 0.10	$ 0.13	$ 0.21	$ 0.20	$ (0.23)	$ 0.64	$ 2.06
Net income per common share: Diluted	$ 0.12	$ (0.15)	$ (0.37)	$ 0.17	$ 0.10	$ 0.13	$ 0.21	$ 0.20	$ (0.23)	$ 0.64	$ 2.05
Net income per common share: Dividends per common share	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12